Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid expenses	$ 145	$ 198
Payment in advance	154	291
Deposits	295	3
Other	26	21
Total	$ 620	$ 513